Group Companies - Summary of Investment in Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
24th Street Operator Sub, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	24th Street Operator Sub, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
36th Street IHG Sub, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	36th Street IHG Sub, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
426 Main Ave LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	426 Main Ave, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
46 Nevins Street Associates, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	46 Nevins Street Associates, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
2250 Blake Street Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	2250 Blake Street Hotel, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Alpha Kimball Hotel LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Alpha Kimball Hotel, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
American Commonwealth Assurance Co.Ltd [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
Asia Pacific Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Asia Pacific Holdings Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Barclay Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Barclay Operating Corp.
Ownership Percentage	100.00%
BHMC Canada Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHMC Canada Inc.
Registered addresses	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
Ownership Percentage	100.00%
BHR Holdings B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHR Holdings B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
BHR Pacific Holdings Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHR Pacific Holdings, Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
BHTC Canada Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BHTC Canada Inc
Registered addresses	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
Ownership Percentage	100.00%
Blythswood Square Glasgow Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Blythswood Square Glasgow Hotel OpCo Ltd.
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
BOC Barclay Sub LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	BOC Barclay Sub, LLC
Ownership Percentage	100.00%
Bristol Oakbrook Tenant Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Bristol Oakbrook Tenant Company
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Cambridge Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Cambridge Lodging, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Capital Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Capital Lodging, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
CF Irving Owner, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	CF Irving Owner, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
CF McKinney Owner, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	CF McKinney Owner, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
CF Waco Owner, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	CF Waco Owner, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Compania Inter Continental De Hoteles El Salvador SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Compañia Inter-Continental De Hoteles El Salvador SA
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Crowne Plaza LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Crowne Plaza, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Cumberland Akers Hotel LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Cumberland Akers Hotel, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Dunwoody Operations, Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Dunwoody Operations, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Edinburgh George Street Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Edinburgh George Street Hotel OpCo Ltd
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Edinburgh IC Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Edinburgh IC Limited
Registered addresses	Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
Ownership Percentage	100.00%
EVEN Real Estate Holding LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	EVEN Real Estate Holding, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
General Innkeeping Acceptance Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	General Innkeeping Acceptance Corporation
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Grand Central Glasgow Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Grand Central Glasgow Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Guangzhou SC Hotels Services Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Guangzhou SC Hotels Services Ltd
Registered addresses	Building 4, No 13 Xiao Gang Zhong Ma Road, Zhuhai District, Guangzhou, Guangdong, P.R. China
Ownership Percentage	100.00%
H.I. (Ireland) Limited [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	Level 6, Akaria Plaza, North Wing, Gate D, Olaya Street, PO Box 93228, Riyahd 1148, KSA
HI Sugarloaf, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HI Sugarloaf, LLC
Registered addresses	2985 Gordy Parkway, 1st Floor, Marietta, GA 30066, USA
Ownership Percentage	100.00%
Hale International Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hale International Ltd.
Ownership Percentage	100.00%
HC International Holdings, Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HC International Holdings, Inc.
Registered addresses	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
HH France Holdings SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH France Holdings SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
HH Hotels (EMEA) B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH Hotels (EMEA) B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
HH Hotels (Romania) SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HH Hotels (Romania) SRL
Registered addresses	Bucharest, 1st District, 50-52 Buzesti St, 83 module, 11 floor, Romania
Ownership Percentage	100.00%
HIM (Aruba) NV [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	HIM (Aruba) NV
Registered addresses	230 J E Irausquin Boulevard, Palm Beach, Aruba
Ownership Percentage	100.00%
Hoft Properties LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hoft Properties, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Hospitality Franchising, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Hospitality Franchising, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Inn Mexicana S.A. de C.V [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inn Mexicana S.A. de C.V.
Registered addresses	Ontario # 1010, Col. Providencia, Guadalajara, Jalisco CP44630, Mexico
Ownership Percentage	100.00%
Holiday Inns (China) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (China) Ltd.
Registered addresses	Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
Holiday Inns (Courtalin) Holdings [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Courtalin) Holding SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
Holiday Inns (Courtalin) SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Courtalin) SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
Holiday Inns (England) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (England) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Holiday Inns (Germany), LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Germany), LLC
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns (Jamaica) Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Jamaica) Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns (Middle East) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Middle East) Limited
Registered addresses	Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
Holiday Inns (Philippines) Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Philippines), Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns (Saudi Arabia) Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Saudi Arabia), Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns (Thailand) Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (Thailand) Limited
Registered addresses	Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
Holiday Inns (UK), Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns (UK), Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns Crowne Plaza (Hong Kong), Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Crowne Plaza (Hong Kong), Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
Holiday Inns Holdings (Australia) Pty Ltd.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Holdings (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
Holiday Inns Inc.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Inns Investment (Nepal) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns Investment (Nepal) Limited
Registered addresses	Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
Holiday Inns of America (UK) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns of America (UK) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Holiday Inns of Belgium N.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Inns of Belgium N.V.
Registered addresses	Rond-Point Robert Schuman 11, 1040 Brussels, Belgium
Ownership Percentage	100.00%
Holiday Pacific Equity Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific Equity Corporation
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Pacific LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Holiday Pacific Partners, LP [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Holiday Pacific Partners, LP
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Hotel InterContinental London (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hotel InterContinental London (Holdings) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Hotel Inter-Continental London Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hotel Inter-Continental London Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Hoteles Y Turismo HIH SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Hoteles Y Turismo HIH SRL
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IC Hotelbetriebsfuhrungs GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC Hotelbetriebsführungs GmbH
Registered addresses	QBC 4 – Am Belvedere 4, 1100, Vienna, Austria
Ownership Percentage	100.00%
IC Hotels Management (Portugal) Unipessoal, Lda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC Hotels Management (Portugal) Unipessoal, Lda (af)
Registered addresses	Avenida da Republica, no 52 – 9, 1069 – 211, Lisbon, Portugal
Ownership Percentage	100.00%
IC International Hotels Limited Liability Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IC International Hotels Limited Liability Company
Registered addresses	24, Rusakovskaya Str., Moscow 107014, Russian Federation
Ownership Percentage	100.00%
IHC Buckhead, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Buckhead, LLC
Ownership Percentage	100.00%
IHC Edinburgh (Holdings) [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Edinburgh (Holdings)
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHC Hopkins (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Hopkins (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHC Hotel Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Hotel Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHC Inter-Continental (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Inter-Continental (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHC London (Holdings) [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC London (Holdings)
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHC May Fair (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC May Fair (Holdings) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHC May Fair Hotel Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC May Fair Hotel Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHC M-H (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC M-H (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHC Overseas (U.K.) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Overseas (U.K.) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHC UK (Holdings) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC UK (Holdings) Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHC United States (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC United States (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHC Willard (Holdings) Corp [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Willard (Holdings) Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG (Marseille) SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Marseille) SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
IHG (Myanmar) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Myanmar) Limited
Registered addresses	No. 84, Pan Haliain Street, Unit #1, Level 8, Uniteam Marine Office Building, Sanchuang Township, Yangon, Myanmar
Ownership Percentage	100.00%
IHG (Thailand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG (Thailand) Limited
Ownership Percentage	100.00%
IHG Amsterdam Management BV [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Amsterdam Management BV
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
IHG Bangkok Ltd.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Bangkok Ltd.
Ownership Percentage	100.00%
IHG Brasil Administracao de Hoteis e Servicos Ltd.[member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Brasil Administracao de Hoteis e Servicos Ltd
Registered addresses	Alameda Jau 536, Suite 3S-B, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
IHG Civ Holding CoInvestment Fund LLC [Member]
Disclosure of Composition of Group [Line Items]
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
IHG Civ Holding Main Fund LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Civ Holding Main Fund, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG Commission Services SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Commissions Services SRL
Registered addresses	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, Barbados, BB14004
Ownership Percentage	100.00%
IHG Community Development, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Community Development, LLC
Ownership Percentage	100.00%
IHG de Argentina SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG de Argentina SA
Registered addresses	Avenida Cordoba 1547, piso 8, oficina A, Buenos Aires, Argentina
Ownership Percentage	100.00%
IHG ECS (Barbados) SRL [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ECS (Barbados) SRL
Registered addresses	Suite 1, Ground Floor, The Financial Services Centre, Bishops Court Hill, St. Michael, Barbados, BB14004
Ownership Percentage	100.00%
IHG Franchising Brasil Ltda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising Brasil Ltda.
Registered addresses	Alameda Jau 536, Suite 3S-D, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
IHG Franchising DR Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising DR Corporation
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG Franchising LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Franchising, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG Hotels (New Zealand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels (New Zealand) Limited
Registered addresses	Level 10, 55 Shortland Street, Auckland Central, Auckland 1010, New Zealand
Ownership Percentage	100.00%
IHG Hotels Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHG Hotels Management (Australia) Pty Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Management (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
IHG Hotels Nigeria Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels Nigeria Limited
Registered addresses	1, Murtala Muhammed Drive, Ikoyi, Lagos, Nigeria
Ownership Percentage	100.00%
IHG Hotels South Africa (Pty) Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Hotels South Africa (Pty) Limited
Registered addresses	Central Office Park Unit 4, 257 Jean Avenue, Centurion 0157, South Africa
Ownership Percentage	100.00%
IHG International Partnership [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG International Partnership
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHG Istanbul Otel Ynetim Limited Sirketi [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Istanbul Otel Yönetim Limited Sirketi
Registered addresses	Eski Büyükdere Cd. Park Plaza No:14 K:4 Maslak – Sarıyer, Istanbul, Turkey
Ownership Percentage	100.00%
IHG Japan (Management) LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Japan (Management), LLC
Registered addresses	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, Tokyo, Japan
Ownership Percentage	100.00%
IHG Japan (Osaka) LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Japan (Osaka), LLC
Registered addresses	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, Tokyo, Japan
Ownership Percentage	100.00%
IHG Management (Maryland) LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management (Maryland), LLC
Registered addresses	2 Wisconsin Circle #700, Chevy Chase, MD, 20815, USA
Ownership Percentage	100.00%
IHG Management (Netherlands) B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management (Netherlands) B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
IHG Management d.o.o Beograd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management d.o.o. Beograd
Registered addresses	Krunska 73, Beograd, 11000, Serbia
Ownership Percentage	100.00%
IHG Management MD Barclay Sub LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management MD Barclay Sub, LLC
Registered addresses	600 Mamaroneck Avenue #400, 10528 Harrison, NY 10528, USA
Ownership Percentage	100.00%
IHG Management SL d.o.o [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Management SL d.o.o.
Registered addresses	Cesta v Mestni log 1, 1000 Ljubljana, Slovenia
Ownership Percentage	100.00%
IHG Orchard Street Member, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Orchard Street Member, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG PS Nominees Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG PS Nominees Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHG Systems Pty Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Systems Pty Ltd.
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
IHG Szalloda Budapest Szolgaltato Kft. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Szalloda Budapest Szolgaltato Kft.
Registered addresses	1052 Budapest, Apáczai Csere Jánus u. 12-14A, Hungary
Ownership Percentage	100.00%
IND East Village SD Holdings, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IND East Village SD Holdings, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Berlin Service Company GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Berlin Service Company GmbH
Registered addresses	Budapester Str. 2, 10787 Berlin, Germany
Ownership Percentage	100.00%
InterContinental (Branston) 1 Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (Branston) 1 Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
InterContinental (PB) 1 [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (PB) 1
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
InterContinental (PB) 3 Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental (PB) 3 Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
InterContinental Brasil Administracao de Hoteis Ltda [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Brasil Administracao de Hoteis Ltda
Registered addresses	Alameda Jau 536, Suite 3s-A, 01420-000, São Paulo, Brazil
Ownership Percentage	100.00%
Inter-Continental D.C. Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental D.C. Operating Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Inter-Continental Florida Investment Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Florida Investment Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Inter-Continental Florida Partner Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Florida Partner Corp
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Gestion Hotelera S.L. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Gestion Hotelera SLU
Ownership Percentage	100.00%
Inter-Continental Hospitality Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental Hospitality Corporation
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Hotel Berlin GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotel Berlin GmbH
Registered addresses	Budapester Str. 2, 10787 Berlin, Germany
Ownership Percentage	100.00%
InterContinental Hotel Dusseldorf GmbH (Germany) [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotel Düsseldorf GmbH
Registered addresses	Konigsallee 59, D-40215, Dusseldorf, Germany
Ownership Percentage	100.00%
Inter-Continental Hoteleira Limitada [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hoteleira Limitada
Registered addresses	Alameda Jau 536, Suite 3S-E, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
Inter-Continental Hotels (Montreal) Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Montreal) Operating Corp.
Registered addresses	1980 Pérodeau Street, Vaudreuil-Dorion, J7V 8P7, Quebec, Canada
Ownership Percentage	100.00%
Inter-Continental Hotels (Montreal) Owning Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Montreal) Owning Corp.
Registered addresses	1980 Pérodeau Street, Vaudreuil-Dorion, J7V 8P7, Quebec, Canada
Ownership Percentage	100.00%
InterContinental Hotels (Puerto Rico) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels (Puerto Rico) Inc.
Registered addresses	361 San Francisco Street Penthouse, San Juan, PR 00901, Puerto Rico
Ownership Percentage	100.00%
Inter-Continental Hotels (Singapore) Pte. Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels (Singapore) Pte. Ltd.
Registered addresses	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
Ownership Percentage	100.00%
Inter-Continental Hotels Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Inter-Continental Hotels Corporation
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Inter-Continental Hotels Corporation de Venezuela C.A. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental Hotels Corporation de Venezuela C.A.
Ownership Percentage	100.00%
Intercontinental Hotels Corporation Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental Hotels Corporation Limited
Registered addresses	Clarendon House, 2 Church Street, Hamilton HM11, Bermuda
Ownership Percentage	100.00%
InterContinental Hotels Group (Asia Pacific) Pte Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Asia Pacific) Pte Ltd.
Registered addresses	230 Victoria Street, #13-00 Bugis Junction Towers, 188024, Singapore
Ownership Percentage	100.00%
InterContinental Hotels Group (Australia) Pty Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Australia) Pty Limited
Registered addresses	Level 11, 20 Bond Street, Sydney NSW 2000, Australia
Ownership Percentage	100.00%
InterContinental Hotels Group (Canada) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Canada) Inc.
Registered addresses	333 Bay Street, Suite 400, Toronto M5H 2R2, Ontario, Canada
Ownership Percentage	100.00%
InterContinental Hotels Group (Espana) SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (España) SAU
Registered addresses	Paseo de Recoletos 37 – 41, 28004 Madrid, Spain
Ownership Percentage	100.00%
InterContinental Hotels Group (Greater China) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Greater China) Limited
Registered addresses	Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
InterContinental Hotels Group (India) Pvt. Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (India) Pvt. Ltd.
Registered addresses	11th Floor, Building No. 10, Tower C, DLF Phase-II, DLF Cyber City, Gurgaon, Haryana-122002, India
Ownership Percentage	100.00%
InterContinental Hotels Group (Japan) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Japan) Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
InterContinental Hotels Group (New Zealand) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (New Zealand) Limited
Registered addresses	Level 10, 55 Shortland Street, Auckland Central, Auckland 1010, New Zealand
Ownership Percentage	100.00%
InterContinental Hotels Group (Shanghai) Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group (Shanghai) Ltd.
Registered addresses	22nd Floor, Citigroup Tower, No. 33 Huayanshiqiao Road, Pudong, Shanghai, P.R. China
Ownership Percentage	100.00%
InterContinental Hotels Group Customer Services Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Customer Services Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
InterContinental Hotels Group do Brasil Limitada [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group do Brasil Limitada
Registered addresses	Alameda Jau 536, Suite 3S-C, 01420-000 São Paulo, Brazil
Ownership Percentage	100.00%
InterContinental Hotels Group Healthcare Trustee Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Healthcare Trustee Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
InterContinental Hotels Group Operating Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Operating Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Hotels Group Resources LLC. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Resources, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
InterContinental Hotels Group Services Company [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Group Services Company
Ownership Percentage	100.00%
InterContinental Hotels Italia, S.r.L. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Italia, S.r.L.
Registered addresses	Viale Monte Nero n.84, 20135 Milano, Italy
Ownership Percentage	100.00%
InterContinental Hotels Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Intercontinental Hotels Management Montenegro doo [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Management Montenegro d.o.o.
Registered addresses	Bulevar Svetog Petra Cetinjskog 149 – 81000 Podgorica, Montenegro
Ownership Percentage	100.00%
InterContinental Hotels Management GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Management GmbH
Registered addresses	Thurn-und-Taxis-Platz 6 – 60313 Frankfurt am Main, Germany
Ownership Percentage	100.00%
InterContinental Hotels Nevada Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels Nevada Corporation
Registered addresses	8275 South Eastern Avenue #200, Las Vegas, NV 89123, USA
Ownership Percentage	100.00%
Inter-Continental Hotels of San Francisco Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Hotels of San Francisco Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Inter-Continental IOHC (Mauritius) Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Intercontinental IOHC (Mauritius) Limited
Registered addresses	Juris Tax Services Ltd. Level 12, NeX Teracom Tower II, Ebene, Mauritius
Ownership Percentage	100.00%
InterContinental Management AM LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management AM, LLC
Registered addresses	23/6 D, Anhaght Str., Yerevan, 0069, Armenia
Ownership Percentage	100.00%
InterContinental Management Bulgaria EOOD [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management Bulgaria EOOD
Registered addresses	37A Professor Fridtjof Nansen Street, 5th Floor, District Sredets, Sofia, 1142, Bulgaria
Ownership Percentage	100.00%
InterContinental Management France SAS [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management France SAS
Registered addresses	31-33 rue Mogador, 75009 Paris, France
Ownership Percentage	100.00%
InterContinental Management Poland sp. z.0.0 [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Management Poland sp. Z.o.o
Registered addresses	Generation Park Z – ul. Towarowa 28, 00-839 Warsaw, Poland
Ownership Percentage	100.00%
InterContinental Overseas Holding Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	InterContinental Overseas Holdings, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KG Benefits LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Benefits, LLC
Registered addresses	4640 Admiralty Way, 5th Floor, Marina del Rey, CA 90292, USA
Ownership Percentage	100.00%
KG Gift Card Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Gift Card Inc.
Registered addresses	4640 Admiralty Way, 5th Floor, Marina del Rey, CA 90292, USA
Ownership Percentage	100.00%
KG Liability LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Liability, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KG Technology, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KG Technology, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHP Washington Operator LLC [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
KHRG 11th Avenue Hotel LLC [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
KHRG 851 LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG 851, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Aertson LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Aertson, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Alexis LLC [Member]
Disclosure of Composition of Group [Line Items]
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
KHRG Allegro, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Allegro, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Argyle, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Argyle, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Austin Beverage Company, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Austin Beverage Company, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Baltimore, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Baltimore, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Born LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Born, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Boston Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Boston Hotel, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Bozeman LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Bozeman, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Canary LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Canary, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Cayman LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Cayman, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Cayman Employer Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Cayman Employer Ltd
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Dallas LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Dallas, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Dallas Beverage Company LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Dallas Beverage Company, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG DC 1731 LLC [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
KHRG DC 2505 LLC [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
KHRG Employer, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Employer, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Goleta LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Goleta, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Gray LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Gray, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Gray U2 LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Gray U2, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Huntington Beach LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Huntington Beach, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Key West LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Key West, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG King Street, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG King Street, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG La Peer LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG La Peer, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Miami Beach LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Miami Beach, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Muse LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Muse, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG New Orleans LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG New Orleans, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG NPC LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG NPC, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Palladian LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Palladian, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Palomar Phoenix LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Palomar Phoenix, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Philly Monaco LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Philly Monaco, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Pittsburgh LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Pittsburgh, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Porsche Drive LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Porsche Drive, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Reynolds LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Reynolds, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Riverplace LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Riverplace, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Sacramento LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sacramento, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Savannah LLC [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
KHRG Schofield LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Schofield, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG SFD LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SFD, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG SF Wharf LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SF Wharf, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG SF Wharf U2 LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG SF Wharf U2, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG South Beach LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG South Beach, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG State Street LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG State Street, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Sutter LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sutter, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Sutter Union LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Sutter Union, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Taconic LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Taconic, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Tariff LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Tariff, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Texas Hospitality, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Texas Hospitality, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Texas Operations, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Texas Operations, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Tryon LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Tryon, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Vero Beach, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Vero Beach, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Vintage Park LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Vintage Park, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG VZ Austin LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG VZ Austin, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Wabash LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Wabash, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Westwood, LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Westwood, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
KHRG Wilshire LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Wilshire, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Kimpton Hollywood Licenses LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Hollywood Licenses, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Kimpton Hotel & Restaurant Group LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Hotel & Restaurant Group, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Kimpton Phoenix Licenses Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Kimpton Phoenix Licenses Holdings, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Louisiana Acquisitions Corp. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Louisiana Acquisitions Corp.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Luxury Resorts And Spas (France) SAS [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Luxury Resorts and Spas (France) SAS
Registered addresses	95 Blvd. Berthier, 75017 Paris, France
Ownership Percentage	100.00%
Manchester Oxford Street Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Manchester Oxford Street Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Mercer Fairview Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Mercer Fairview Holdings, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Met Leeds Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Met Leeds Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
MH Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	MH Lodging, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Oxford Spires Hotel OpCo Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Oxford Spires Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Oxford Thames Hotel OpCo Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Oxford Thames Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
PML Services LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PML Services, LLC
Registered addresses	2 Wisconsin Circle #700, Chevy Chase, MD, 20815, USA
Ownership Percentage	100.00%
Pollstrong Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Pollstrong Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Powell Pine, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Powell Pine, Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Priscilla Holiday of Texas, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Priscilla Holiday of Texas, Inc.
Registered addresses	5444 Westheimer #1000, Houston, TX 77056, USA
Ownership Percentage	100.00%
PT Regent Indonesia [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PT Regent Indonesia
Registered addresses	Menara Imperium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
Ownership Percentage	100.00%
PT SC Hotels & Resorts Indonesia [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	PT SC Hotels & Resorts Indonesia
Registered addresses	Menara Imperium 22nd Floor, Suite D, JI. HR. Rasuna Said Kav.1, Guntur Sub-district, Setiabudi District, South Jakarta 12980, Indonesia
Ownership Percentage	100.00%
Raison dEtre Holdings BVI Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Holdings (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Raison dEtre Services BVI Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Services (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Raison d'Etre Spas, LLC
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Spas, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Raison dEtre Spas Sweden AB [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Raison d’Etre Spas, Sweden AB
Registered addresses	Grevgatan 13, 11453 Stockholm, Sweden
Ownership Percentage	100.00%
Regent Asia Pacific Hotel Management Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Asia Pacific Hotel Management Ltd.
Registered addresses	14th Floor, South China Building, 1-3 Wyndham Street, Hong Kong, SAR
Ownership Percentage	100.00%
Regent Asia Pacific Management Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Asia Pacific Management Ltd.
Registered addresses	Brumby Centre, Lot 42, Jalan Muhibbah, 87000 Labuan F.T., Malaysia
Ownership Percentage	100.00%
Regent Berlin GmbH [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Berlin GmbH
Registered addresses	Charlottenstrasse 49, Berlin, Germany
Ownership Percentage	100.00%
Regent International Hotels Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent International Hotels Ltd
Ownership Percentage	100.00%
Resort Services International (Cayo Largo) L.P. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Resort Services International (Cayo Largo) L.P.
Ownership Percentage	100.00%
Roxburghe Hotel Edinburgh OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Roxburghe Hotel Edinburgh OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Russell London Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Russell London Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
SBS Maryland Beverage Company LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SBS Maryland Beverage Company, LLC
Registered addresses	2 Wisconsin Circle #700, Chevy Chase, MD, 20815, USA
Ownership Percentage	100.00%
SC Hotels International Services, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Hotels International Services, Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
SC Leisure Group Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Leisure Group Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
SC NAS 2 Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC NAS 2 Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
KHRG Buckhead LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Buckhead, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
SC Quest Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Quest Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
SC Reservations (Philippines) Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SC Reservations (Philippines) Inc.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	100.00%
SCH Insurance Company [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SCH Insurance Company
Registered addresses	Primmer Piper Eggleston & Cramer PC, 30 Main St., Suite 500, P.O. Box 1489, Burlington, VT 05402-1489, USA
Ownership Percentage	100.00%
SCIH Branston 3 [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SCIH Branston 3
Registered addresses	Two Snowhill, Snow Hill, Queensway, Birmingham B4 6GA, UK
Ownership Percentage	100.00%
Semiramis for training of Hotel Personnel and Hotel Management SAE [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Semiramis for training of Hotel Personnel and Hotels Management SAE
Registered addresses	Ground Floor, Al Kamel Law Building, Plot 52-b, Banks Area, Six of October City, Egypt
Ownership Percentage	100.00%
SF MH Acquisition LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SF MH Acquisition, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Six Continents Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Holdings Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Six Continents Hotels de Colombia SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels de Colombia SA
Ownership Percentage	100.00%
Six Continents Hotels International Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels International Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Six Continents Hotels, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Hotels, Inc.
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Six Continents International Holdings B.V. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents International Holdings B.V.
Registered addresses	Kingsfordweg 151, 1043 GR Amsterdam, The Netherlands
Ownership Percentage	100.00%
Six Continents Investments Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Investments Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Six Continents Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Six Continents Overseas Holdings Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Overseas Holdings Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Six Continents Restaurants Limited [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Continents Restaurants Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
SLC Sustainable Luxury Cyprus Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SLC Sustainable Luxury Cyprus Limited
Registered addresses	ATS Services Limited, Capital Center, 9th Floor, 2-4 Arch, Makarios III Ave., 1065 Nicosia, Cyprus
Ownership Percentage	100.00%
SixCo North America, Inc. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SixCo North America, Inc
Registered addresses	Wilmington Trust SP Services, Inc. 1105 North Market Street, Suite 1300, Wilmington, DE 19801, USA
Ownership Percentage	100.00%
Six Senses America IP LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Senses Americas IP, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Six Senses Capital Pte Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Senses Capital Pte. Ltd
Registered addresses	C/O BDO LLP, 4 Atlantic Quay, 70 York Street, Glasgow, G2 8JX, UK
Ownership Percentage	100.00%
Six Senses North America Management LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Six Senses North America Management, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
Solamar Lodging LLC [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Southern Pacific Hotels Properties Limited [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
SPHC Management Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	SPHC Management Ltd.
Registered addresses	C/o Holiday Inn & Suites, Cnr Waigani Drive & Wards Road, Port Moresby, National Capital District, Papua New Guinea
Ownership Percentage	100.00%
St Davids Cardiff Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	St David’s Cardiff Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
Sustainable Luxury Holdings BVI Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Holdings (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Sustainable Luxury Holdings Thailand Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Holding (Thailand) Limited
Ownership Percentage	73.99%
Sustainable Luxury Hospitality Thailand Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Hospitality (Thailand) Limited
Ownership Percentage	73.99%
Sustainable Luxury Lanka Pvt Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Lanka Pvt. Ltd
Registered addresses	Shop No. L3-6, Amity Building, No. 125, Highlevel Road, Maharagama, Colombo, Sri Lanka
Ownership Percentage	100.00%
Sustainable Luxury Maldives Private Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Maldives Private Limited
Registered addresses	Premier Chambers, M. Lux Lodge, 1st Floor, Orchid Magu, Male, Republic of Maldives
Ownership Percentage	100.00%
Sustainable Luxury Management Thailand Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Management (Thailand) Limited
Registered addresses	57, 9th Floor, Park Ventures Ecoplex, Unit 902-904, Wireless Road, Limpini, Pathum Wan Bangkok 103330, Thailand
Ownership Percentage	49.00%
Sustainable Luxury Mauritius Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Mauritius Limited
Registered addresses	Venture Corporate Services (Mauritius) Ltd, Level 3, Tower 1, Nexteracom Towers, Cybercity, Ebene, Mauritius
Ownership Percentage	100.00%
Sustainable Luxury Operations Thailand Ltd [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Operations (Thailand) Ltd.
Registered addresses	205 Powell Place, 37027 Brentwood, TN 37027, USA
Ownership Percentage	99.99%
Sustainable Luxury Services BVI Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Services (BVI) Limited
Registered addresses	Flemming House, Wickhams Cay, P.O. Box 662, Road Town, Tortola VG1110, British Virgin Islands
Ownership Percentage	100.00%
Sustainable Luxury Singapore Private Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury Singapore Private Limited
Ownership Percentage	100.00%
Sustainable Luxury UK Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury UK Limited
Ownership Percentage	100.00%
Sustainable Luxury USA Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Sustainable Luxury USA Limited
Registered addresses	251 Little Falls Drive, Wilmington, DE19808, USA
Ownership Percentage	100.00%
The Grand Central Hotel Glasgow Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Grand Central Hotel Glasgow Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
The Met Hotel Leeds Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Met Hotel Leeds Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
The Principal Edinburgh George Street Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal Edinburgh George Street Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
The Principal London Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal London Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
The Principal Manchester Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal Manchester Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
The Principal York Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Principal York Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
The Roxburghe Hotel Edinburgh Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	The Roxburghe Hotel Edinburgh Limited
Registered addresses	Caledonian Exchange, 19a Canning Street, Edinburgh, EH3 8HE, UK
Ownership Percentage	100.00%
Vista Rockville FFE LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Vista Rockville FF&E, LLC
Registered addresses	2 Wisconsin Circle #700, Chevy Chase, MD, 20815, USA
Ownership Percentage	100.00%
Wotton House Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Wotton House Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
York Station Road Hotel OpCo Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	York Station Road Hotel OpCo Limited
Registered addresses	Broadwater Park, Denham, Buckinghamshire, UB9 5RH, UK
Ownership Percentage	100.00%
IHG Mexico Operaciones SA de CV [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Mexico Operaciones SA de CV
Registered addresses	Ontario # 1010, Col. Providencia, Guadalajara, Jalisco CP44630, Mexico
Ownership Percentage	100.00%
H.I. Soaltee Management Company Ltd [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	H.I. Soaltee Management Company Ltd
Registered addresses	Level 54, Hopewell Centre, 183 Queen’s Road East, Hong Kong SAR
Ownership Percentage	100.00%
IHG Technology Solutions LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Technology Solutions, LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
IHG ANA Hotels Group Japan LLC [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ANA Hotels Group Japan LLC
Registered addresses	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, Tokyo, Japan
Ownership Percentage	74.66%
IHG ANA Hotels Holdings Co., Ltd. [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG ANA Hotels Holdings Co., Ltd.
Registered addresses	20th Floor, Toranomon Kotoshira Tower, 2-8, Toranomon 1-chom, Minato-ku, Tokyo, Japan
Ownership Percentage	66.00%
Regent Hospitality Worldwide Inc [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Regent Hospitality Worldwide, Inc.
Registered addresses	Maples Corporate Services Ltd. – PO Box 309, Ugland House, Grand Cayman – KY-1104, Cayman Islands
Ownership Percentage	51.00%
World Trade Centre Montreal Hotel Corporation [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	World Trade Centre Montreal Hotel Corporation
Registered addresses	Suite 2500, 1000 de La Gauchetiere St. West, Montreal C H3B OA2, Canada
Ownership Percentage	74.11%
IHG Peru SRL [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Peru SRL
Registered addresses	Bernard Monteagudo 201, 15076, Lima, Peru
Ownership Percentage	100.00%
IHG Sermex SA de CV [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHG Sermex SA de CV
Registered addresses	Ontario # 1010, Col. Providencia, Guadalajara, Jalisco CP44630, Mexico
Ownership Percentage	100.00%
IHC Arabia for Management, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	IHC Arabia for Management, LLC
Registered addresses	Level 6, Akaria Plaza, North Wing, Gate D, Olaya Street, PO Box 93228, Riyahd 1148, KSA
Ownership Percentage	100.00%
Universal de Hoteles SA [member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	Universal de Hoteles SA
Registered addresses	Calle 49, Sur 45 A 300 of 1102 Envigado Antioquia, Colombia
Ownership Percentage	99.99%
KHRG Atlanta Midtown, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	KHRG Atlanta Midtown, LLC
Ownership Percentage	100.00%
White Shield Company Limited [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	White Shield Company Limited
Ownership Percentage	100.00%
WY BLL Owner, LLC [Member]
Disclosure of Composition of Group [Line Items]
Name of subsidiary	WY BLL Owner, LLC
Ownership Percentage	100.00%
Holiday Inns Courtalin Holdings SAS [Member]
Disclosure of Composition of Group [Line Items]
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage	100.00%
21 Engineer Lane, Gibraltar, GX11 1AA, Gibraltar [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	21 Engineer Lane, Gibraltar, GX11 1AA, Gibraltar
5 Temple Square, Temple Street, Liverpool, L2 5RH [member]
Disclosure of Composition of Group [Line Items]
Registered addresses	5 Temple Square, Temple Street, Liverpool, L2 5RH